Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Cost of revenue
Gross profit
Operating expenses:
Professional fees	14,500	47,970
General and administrative	198,078	243,466
Compensation and related costs	340,657	106,701
Stock based compensation	104,140	148,853
Total operating expenses	657,375	546,989
Loss from operations	(657,375)	(546,989)
Other expense (income):
Other expense (income)		(1,449)
Total other expense (income)		(1,449)
Loss before provision for income taxes	(657,375)	(548,438)
Provision for income taxes
Net loss	$ (657,375)	$ (548,438)
Basic and diluted loss per share
Net loss per share	$ (0.08)	$ (0.09)
Weighted-average number of common shares outstanding:
Basic and diluted	8,118,737	6,148,212
Comprehensive loss:
Foreign curreny translation adjustment	$ (6,950)	$ 74,338
Comprehensive loss	$ (664,325)	$ (474,100)